Equity Method Investments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Share of earnings from equity method investments	$ 2	$ 3	$ 2